Other financial assets - narrative (Details) - Available-for-sale investment € in Millions	Mar. 21, 2017 EUR (€) shares
Disclosure of financial assets [line items]
Number of shares of investment sold (in shares)	15,948,275
Ownership interest in investment sold	1.17%
Proceeds from sale of investment | €	€ 144
Number of special voting shares expired (in shares)	15,948,275